Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income/(loss)	$ 640,485	$ 279,565	$ (1,892,581)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (gain)/loss of subsidiaries	(640,485)	(279,565)	1,892,581
Net cash provided by operating activities
Net cash provided by investing activities
Net cash provided by financing activities
Net increase/decrease in cash
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year